Equity (Details) (USD $)	12 Months Ended			1 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 LLC	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Public offering initiated June 2010	Jun. 30, 2010 Public offering transaction June 2010	Jul. 31, 2010 Public offering transaction July 2010	Nov. 30, 2010 Public offering transaction November 2010	Dec. 31, 2010 Public offering transaction December 2010	Mar. 31, 2011 Public offering completed in March 2011	Jan. 31, 2012 Series E cumulative redeemable preferred stock	Dec. 31, 2011 Series E cumulative redeemable preferred stock	Dec. 31, 2010 Series E cumulative redeemable preferred stock	Dec. 31, 2009 Series E cumulative redeemable preferred stock	Jan. 31, 2012 Series F cumulative redeemable preferred stock	Dec. 31, 2011 Series F cumulative redeemable preferred stock	Dec. 31, 2010 Series F cumulative redeemable preferred stock	Dec. 31, 2009 Series F cumulative redeemable preferred stock	Jan. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock
Class of Stock
Shares Outstanding (in shares)											4,000,000				7,820,000
Stock issued under new issues (in dollars per share)				$ 33.00			$ 35.25	$ 32.00	$ 36.90		$ 25				$ 25
Dividend Rate (as a percent)											7.25%				7.10%
Ordinary dividends (in dollars per share)											$ 1.4335	$ 1.6695	$ 1.2572		$ 1.4038	$ 1.6350	$ 1.2312		$ 0.9259	$ 1.0935	$ 1.2763
Capital gain dividends (in dollars per share)											$ 0.3790	$ 0.1430	$ 0.5553		$ 0.3712	$ 0.1400	$ 0.5438		$ 0.2448	$ 0.0937	$ 0.5637
Nondividend Distributions (in dollars per share)																			$ 0.7493	$ 0.6728
Total dividends (in dollars per share)											$ 1.8125	$ 1.8125	$ 1.8125		$ 1.7750	$ 1.7750	$ 1.7750		$ 1.9200	$ 1.8600	$ 1.8400
Dividends declared per preferred share (in dollars per share)										$ 0.45313				$ 0.44375
Dividends declared per common share (in dollars per share)	$ 1.92	$ 1.86	$ 1.84															$ 0.50
Issuance of common stock, net	$ 1,302,008,000	$ 2,425,110,000	$ 848,171,000				$ 486,000,000	$ 1,472,000,000	$ 1,273,000,000
Issuance of common stock, net (in shares)				15,500,000	13,500,000	2,025,000	13,800,000	46,000,000	34,500,000
Gross proceeds from issuance of common stock				512,000,000	445,500,000	66,800,000
Proceeds from issuance of common stock				492,000,000			467,000,000	1,413,000,000	1,235,000,000
Company's common stock issuances
Dividend Reinvestment and Stock Purchase Plan ("DRIP") (in shares)	1,910,000	1,338,000
Conversion of DownREIT units (in shares)	80,000	167,000
Exercise of stock options (in shares)	1,157,000	253,000
Restricted stock awards ("RSA") (in shares)		224,000
Vesting of restricted stock units (in shares)	228,000	276,000
Accumulated other comprehensive loss
AOCI-unrealized losses on cash flow hedges, net	(15,712,000)	(10,312,000)
Supplemental Executive Retirement Plan minimum liability	(2,794,000)	(2,299,000)
Cumulative foreign currency translation adjustment	(1,076,000)	(626,000)
Total accumulated other comprehensive loss	(19,582,000)	(13,237,000)
Noncontrolling interests
Non-managing member units outstanding in DownREIT LLCs (in units)	4,200,000
Number of DownREIT LLCs having non-managing member units outstanding	5
Non-managing member unitholders	170,169,000	173,745,000
Non-managing member units outstanding, fair value	$ 244,200,000